Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature
Expenses by nature

19. Expenses by nature

Expenses by nature were as follows:

		2021
in EUR	2022	Restated*	2020
Raw materials and consumables	162,473,680	129,425,611	105,030,465
Salaries, wages and employee benefits	34,267,193	33,200,439	22,877,775
Consultancy & audit	7,782,271	7,002,594	4,808,864
Advertising, vehicle and travel expense	2,843,971	1,510,759	1,341,142
Warranty	930,788	638,825	124,881
Lease expenses	442,966	630,450	190,673
Purchased services	3,560,031	5,160,291	2,443,355
Taxes, insurance costs, and other dues	3,899,512	4,543,214	1,993,462
Depreciation and amortization	6,890,792	6,101,398	7,043,590
Maintenance	1,670,003	1,679,108	1,704,322
Other	4,288,586	5,102,811	4,357,742
Total	229,049,793	194,995,500	151,916,271

* Certain amounts for 2021 have been restated; see Note 2.4

Salaries, wages and employee benefits included salaries and wages which amounted to TEUR 29,896 in 2022 (2021: TEUR 30,233) and social security contributions, expenses for pension plans and other special company benefits (e.g. bonus payments) which amounted to TEUR 4,371 in 2022 (2021: TEUR 2,967).

In 2022, the amounts recognized as an expense for defined contribution plans totaled TEUR 1,623

(2021: TEUR 1,692; 2020: TEUR 821) and resulted from contributions for statutory pension insurance. These figures also include temporary employees, who are reported under personnel expenses. This also reflects the economic conditions in a Group environment.

In 2022 the category “Miscellaneous” contains utilities expenses of TEUR 2,539 (2021: TEUR 2,558; 2020: TEUR 1,439), other R&D expenses in the amount of TEUR 1,007 (2021: TEUR 1,938; 2020: TEUR 1,927), cafeteria expenses of TEUR 274 (2021: TEUR 256; 2020: TEUR 162) as well as other small amounts of TEUR 469 (2021: TEUR 195; 2020: TEUR 189).